Stock-Based Compensation (Details) - Schedule of activity related to stock options	9 Months Ended
Sep. 30, 2022 $ / shares shares
Schedule Of Activity Related To Stock Options Abstract
Outstanding shares, Beginning | shares
Outstanding weighted-average exercise price, Beginning | $ / shares
Outstanding shares, Ending | shares	352,313
Outstanding weighted-average exercise price, Ending | $ / shares	$ 0.93
Outstanding Weighted-average Remaining Contractual Term (Years)	5 years 3 months 18 days
Exercisable shares | shares	212,513
Exercisable weighted-average exercise price | $ / shares	$ 0.63
Exercisable Weighted-average Remaining Contractual Term (Years)	2 years 7 months 6 days
Granted shares | shares	550,273
Granted weighted-average exercise price | $ / shares	$ 1.1
Exercised shares | shares
Exercised weighted-average exercise price | $ / shares
Expired and foreited shares | shares	(197,960)
Expired and foreited weighted-average exercise price | $ / shares	$ 1.4